STATEMENT OF STOCKHOLDERS' (DEFICIT) (FOR THE YEARS ENDED SEPTEMBER 30, 2012 AND SEPTEMBER 30, 2011) (USD $)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Common Shares Subscribed	Stockholders' Equity, Total
Balance, Value at Sep. 30, 2010	$ 123,677	$ 118,768,416	$ (113,409,102)	$ (500)	$ 5,482,491
Balance, Shares at Sep. 30, 2010	123,676,892
Shares issued in cashless exercise of warrants, Value	944	(944)
Shares issued in cashless exercise of warrants, Shares	944,316
Shares issued for services, Value	3,625	3,043,375			3,047,000
Shares issued for services, Shares	3,625,000
Compensation recognized on option and warrant grants		1,545,430			1,545,430
Shares issued on exercise of options, Value	1,212	15,388			16,600
Shares issued on exercise of options, Shares	1,212,500
Shares issued in settlement of shareholder claim, Value	724	650,591			651,315
Shares issued in settlement of shareholder claim, Shares	723,684
Amortization of beneficial conversion feature on related party debt		(575,858)			(575,858)
Cash received on subscription receivable				500	500
Net loss for the year			(7,985,163)		(7,985,163)
Balance, Value at Sep. 30, 2011	130,182	123,446,398	(121,394,265)		2,182,315
Balance, Shares at Sep. 30, 2011	130,182,392
Shares issued for services, Value	240	42,960			43,200
Shares issued for services, Shares	240,000
Compensation recognized on option and warrant grants		448,991			448,991
Shares issued on exercise of options, Value	1,850	316,150			318,000
Shares issued on exercise of options, Shares	1,850,000
Amortization of beneficial conversion feature on related party debt		(79,596)			(79,596)
Shares issued in obtaining software license from Soapbox Mobil, Inc., Value	200	45,800			46,000
Shares issued in obtaining software license from Soapbox Mobil, Inc., Shares	200,000
Recognition of discounts on warrants granted in connection with convertible debt offerings		1,012,440			1,012,440
Compensation recognized on modification of prior warrant grant		53,600			53,600
Loan fees recognized on warrants granted to placement agent in connection with convertible debt offerings		138,874			138,874
Net loss for the year			(3,255,186)		(3,255,186)
Balance, Value at Sep. 30, 2012	$ 132,472	$ 125,425,617	$ (124,649,451)		$ 908,638
Balance, Shares at Sep. 30, 2012	132,472,392